Fair Value of Financial Instruments and Trading-Related Revenue - Summary of Fair Value Measurement of Assets And Liabilities (Detail) - CAD ($) $ in Millions		Oct. 31, 2023	Oct. 31, 2022
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		$ 124,556	$ 108,177
FVTPL Securities		16,720	13,641
FVOCI Securities		62,828	43,561
Derivative Assets
Derivative Assets		39,976	48,160
Derivative Liabilities
Derivative Liabilities		50,193	59,956
Measured at fair value [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		124,556	108,177
FVTPL Securities		16,720	13,641
FVOCI Securities		62,828	43,561
Loans		7,454	5,732
Other Assets	[1]	6,450	4,257
Fair value liabilities		84,156	71,299
Securities sold but not yet purchased		43,781	40,979
Structured note liabilities	[2]	35,300	26,305
Structured deposits	[3]	341	536
Other liabilities	[4]	4,734	3,479
Derivative Assets
Derivative Assets		39,976	48,160
Derivative Liabilities
Derivative Liabilities		50,193	59,956
Measured at fair value [member] | Canadian federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		10,626	10,936
FVTPL Securities		216	493
FVOCI Securities		20,147	12,301
Measured at fair value [member] | Canadian provincial and municipal governments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		7,030	6,110
FVTPL Securities		1,167	1,080
FVOCI Securities		5,055	4,571
Measured at fair value [member] | U.S. federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		20,332	16,699
FVTPL Securities		2,088	4
FVOCI Securities		5,880	3,110
Measured at fair value [member] | US States, municipalities and agencies [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		279	139
FVOCI Securities		5,301	3,714
Measured at fair value [member] | Other governments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		2,575	3,970
FVTPL Securities		48	87
FVOCI Securities		6,969	6,411
Measured at fair value [member] | NHA MBS US agency MBS and CMO [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		23,869	14,312
FVTPL Securities		19	8
FVOCI Securities		15,765	9,268
Measured at fair value [member] | Corporate debt [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		11,734	9,592
FVTPL Securities		7,360	6,479
FVOCI Securities		3,551	4,033
Measured at fair value [member] | Trading loans [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		450	346
Measured at fair value [member] | Corporate equity [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		47,661	46,073
FVTPL Securities		5,822	5,490
FVOCI Securities		160	153
Measured at fair value [member] | Residential mortgages [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Loans		1,676	176
Measured at fair value [member] | Business and government loans [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Loans		5,778	5,556
Measured at fair value [member] | Interest rate contracts [member]
Derivative Assets
Derivative Assets		13,350	12,762
Derivative Liabilities
Derivative Liabilities		17,801	16,598
Measured at fair value [member] | Foreign exchange contracts [member]
Derivative Assets
Derivative Assets		19,889	22,522
Derivative Liabilities
Derivative Liabilities		19,205	25,110
Measured at fair value [member] | Commodity contracts [member]
Derivative Assets
Derivative Assets		2,022	6,324
Derivative Liabilities
Derivative Liabilities		1,657	3,589
Measured at fair value [member] | Equity contracts [member]
Derivative Assets
Derivative Assets		4,690	6,491
Derivative Liabilities
Derivative Liabilities		11,503	14,584
Measured at fair value [member] | Credit default swaps [member]
Derivative Assets
Derivative Assets		25	61
Derivative Liabilities
Derivative Liabilities		27	75
Valued using quoted market prices [member] | Measured at fair value [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		69,317	64,086
FVTPL Securities		1,495	1,857
FVOCI Securities		15,520	8,109
Loans
Other Assets	[1]	6,020	4,148
Fair value liabilities		22,468	19,644
Securities sold but not yet purchased		20,989	18,465
Structured note liabilities	[2]
Structured deposits	[3]
Other liabilities	[4]	1,479	1,179
Derivative Assets
Derivative Assets		775	2,554
Derivative Liabilities
Derivative Liabilities		802	2,786
Valued using quoted market prices [member] | Measured at fair value [member] | Canadian federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		6,728	6,981
FVTPL Securities		211	319
FVOCI Securities		13,297	3,544
Valued using quoted market prices [member] | Measured at fair value [member] | Canadian provincial and municipal governments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		3,560	1,120
FVTPL Securities		445	36
FVOCI Securities		610	972
Valued using quoted market prices [member] | Measured at fair value [member] | U.S. federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		8,645	7,326
FVTPL Securities		5
FVOCI Securities		727	1,443
Valued using quoted market prices [member] | Measured at fair value [member] | US States, municipalities and agencies [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities			56
FVOCI Securities
Valued using quoted market prices [member] | Measured at fair value [member] | Other governments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		408	1,085
FVTPL Securities
FVOCI Securities		480	1,795
Valued using quoted market prices [member] | Measured at fair value [member] | NHA MBS US agency MBS and CMO [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities
FVTPL Securities
FVOCI Securities
Valued using quoted market prices [member] | Measured at fair value [member] | Corporate debt [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		2,551	1,445
FVTPL Securities		25	62
FVOCI Securities		406	355
Valued using quoted market prices [member] | Measured at fair value [member] | Trading loans [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		3
Valued using quoted market prices [member] | Measured at fair value [member] | Corporate equity [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		47,422	46,073
FVTPL Securities		809	1,440
FVOCI Securities
Valued using quoted market prices [member] | Measured at fair value [member] | Residential mortgages [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Loans
Valued using quoted market prices [member] | Measured at fair value [member] | Business and government loans [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Loans
Valued using quoted market prices [member] | Measured at fair value [member] | Interest rate contracts [member]
Derivative Assets
Derivative Assets		21	80
Derivative Liabilities
Derivative Liabilities		52	58
Valued using quoted market prices [member] | Measured at fair value [member] | Foreign exchange contracts [member]
Derivative Assets
Derivative Assets		28	21
Derivative Liabilities
Derivative Liabilities		1	2
Valued using quoted market prices [member] | Measured at fair value [member] | Commodity contracts [member]
Derivative Assets
Derivative Assets		668	1,514
Derivative Liabilities
Derivative Liabilities		589	1,523
Valued using quoted market prices [member] | Measured at fair value [member] | Equity contracts [member]
Derivative Assets
Derivative Assets		58	939
Derivative Liabilities
Derivative Liabilities		160	1,203
Valued using quoted market prices [member] | Measured at fair value [member] | Credit default swaps [member]
Derivative Assets
Derivative Assets
Derivative Liabilities
Derivative Liabilities
Valued using models (with observable inputs) [member] | Measured at fair value [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		54,194	43,103
FVTPL Securities		10,990	7,732
FVOCI Securities		47,148	35,298
Loans		7,268	5,712
Other Assets	[1]	33	60
Fair value liabilities		61,683	51,653
Securities sold but not yet purchased		22,792	22,514
Structured note liabilities	[2]	35,300	26,305
Structured deposits	[3]	341	536
Other liabilities	[4]	3,250	2,298
Derivative Assets
Derivative Assets		39,196	45,580
Derivative Liabilities
Derivative Liabilities		49,380	57,168
Valued using models (with observable inputs) [member] | Measured at fair value [member] | Canadian federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		3,898	3,955
FVTPL Securities		5	174
FVOCI Securities		6,850	8,757
Valued using models (with observable inputs) [member] | Measured at fair value [member] | Canadian provincial and municipal governments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		3,470	4,990
FVTPL Securities		722	1,044
FVOCI Securities		4,445	3,599
Valued using models (with observable inputs) [member] | Measured at fair value [member] | U.S. federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		11,687	9,373
FVTPL Securities		2,083	4
FVOCI Securities		5,153	1,667
Valued using models (with observable inputs) [member] | Measured at fair value [member] | US States, municipalities and agencies [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		279	83
FVOCI Securities		5,301	3,713
Valued using models (with observable inputs) [member] | Measured at fair value [member] | Other governments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		2,167	2,885
FVTPL Securities		48	87
FVOCI Securities		6,489	4,616
Valued using models (with observable inputs) [member] | Measured at fair value [member] | NHA MBS US agency MBS and CMO [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		22,973	13,327
FVTPL Securities		19	8
FVOCI Securities		15,765	9,268
Valued using models (with observable inputs) [member] | Measured at fair value [member] | Corporate debt [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		9,071	8,144
FVTPL Securities		7,308	6,409
FVOCI Securities		3,145	3,678
Valued using models (with observable inputs) [member] | Measured at fair value [member] | Trading loans [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		447	346
Valued using models (with observable inputs) [member] | Measured at fair value [member] | Corporate equity [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		202
FVTPL Securities		805	6
FVOCI Securities
Valued using models (with observable inputs) [member] | Measured at fair value [member] | Residential mortgages [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Loans		1,676	176
Valued using models (with observable inputs) [member] | Measured at fair value [member] | Business and government loans [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Loans		5,592	5,536
Valued using models (with observable inputs) [member] | Measured at fair value [member] | Interest rate contracts [member]
Derivative Assets
Derivative Assets		13,329	12,682
Derivative Liabilities
Derivative Liabilities		17,749	16,540
Valued using models (with observable inputs) [member] | Measured at fair value [member] | Foreign exchange contracts [member]
Derivative Assets
Derivative Assets		19,861	22,475
Derivative Liabilities
Derivative Liabilities		19,204	25,108
Valued using models (with observable inputs) [member] | Measured at fair value [member] | Commodity contracts [member]
Derivative Assets
Derivative Assets		1,349	4,810
Derivative Liabilities
Derivative Liabilities		1,067	2,066
Valued using models (with observable inputs) [member] | Measured at fair value [member] | Equity contracts [member]
Derivative Assets
Derivative Assets		4,632	5,552
Derivative Liabilities
Derivative Liabilities		11,335	13,381
Valued using models (with observable inputs) [member] | Measured at fair value [member] | Credit default swaps [member]
Derivative Assets
Derivative Assets		25	61
Derivative Liabilities
Derivative Liabilities		25	73
Valued using models (without observable inputs) [member] | Measured at fair value [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		1,045	988
FVTPL Securities		4,235	4,052
FVOCI Securities		160	154
Loans		186	20
Other Assets	[1]	397	49
Fair value liabilities		5	2
Securities sold but not yet purchased
Structured note liabilities	[2]
Structured deposits	[3]
Other liabilities	[4]	5	2
Derivative Assets
Derivative Assets		5	26
Derivative Liabilities
Derivative Liabilities		11	2
Valued using models (without observable inputs) [member] | Measured at fair value [member] | Canadian federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities
FVTPL Securities
FVOCI Securities
Valued using models (without observable inputs) [member] | Measured at fair value [member] | Canadian provincial and municipal governments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities
FVTPL Securities
FVOCI Securities
Valued using models (without observable inputs) [member] | Measured at fair value [member] | U.S. federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities
FVTPL Securities
FVOCI Securities
Valued using models (without observable inputs) [member] | Measured at fair value [member] | US States, municipalities and agencies [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities
FVOCI Securities			1
Valued using models (without observable inputs) [member] | Measured at fair value [member] | Other governments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities
FVTPL Securities
FVOCI Securities
Valued using models (without observable inputs) [member] | Measured at fair value [member] | NHA MBS US agency MBS and CMO [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		896	985
FVTPL Securities
FVOCI Securities
Valued using models (without observable inputs) [member] | Measured at fair value [member] | Corporate debt [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		112	3
FVTPL Securities		27	8
FVOCI Securities
Valued using models (without observable inputs) [member] | Measured at fair value [member] | Trading loans [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		0
Valued using models (without observable inputs) [member] | Measured at fair value [member] | Corporate equity [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		37
FVTPL Securities		4,208	4,044
FVOCI Securities		160	153
Valued using models (without observable inputs) [member] | Measured at fair value [member] | Residential mortgages [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Loans
Valued using models (without observable inputs) [member] | Measured at fair value [member] | Business and government loans [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Loans		186	20
Valued using models (without observable inputs) [member] | Measured at fair value [member] | Interest rate contracts [member]
Derivative Assets
Derivative Assets
Derivative Liabilities
Derivative Liabilities
Valued using models (without observable inputs) [member] | Measured at fair value [member] | Foreign exchange contracts [member]
Derivative Assets
Derivative Assets			26
Derivative Liabilities
Derivative Liabilities
Valued using models (without observable inputs) [member] | Measured at fair value [member] | Commodity contracts [member]
Derivative Assets
Derivative Assets		5
Derivative Liabilities
Derivative Liabilities		1
Valued using models (without observable inputs) [member] | Measured at fair value [member] | Equity contracts [member]
Derivative Assets
Derivative Assets
Derivative Liabilities
Derivative Liabilities		8
Valued using models (without observable inputs) [member] | Measured at fair value [member] | Credit default swaps [member]
Derivative Assets
Derivative Assets		0
Derivative Liabilities
Derivative Liabilities		$ 2	$ 2

[1]	Other assets include precious metals, segregated fund assets in our insurance business, carbon credits, certain receivables and other items measured at fair value.
[2]	This represents the structured note liabilities included in deposits that have been designated at FVTPL.
[3]	This represents certain embedded options related to structured deposits carried at amortized cost.
[4]	Other liabilities include investment contract liabilities and segregated fund liabilities in our insurance business, certain payables and metals deposit that have been designated at FVTPL, as well as certain securitization and structured entities’ liabilities measured at FVTPL.